Earnings per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per Unit
Earnings per Unit

Note 14. Earnings per Unit

Prior to the Conversion, the Company’s ownership interests consisted of two classes of equity units, referred to as Common Units and Common Equivalent Preferred Units (“CEP Units”). The dilutive effect of CEP Units is calculated by using the “if-converted” method. This assumes an add-back of dividends on the CEP Units to net income attributable to unitholders as if the securities were converted to Common Units at the beginning of the reporting period (or at the time of issuance, if later), and the resulting Common Units are included in the number of weighted-average units outstanding.

The dilutive effect of time-based option awards and restricted stock units is calculated using the treasury stock method, while performance-based vesting units are treated as contingently issuable.

We have excluded from the computation of diluted units the effect of time-based unit options, restricted Common Units, and CEP Units because their inclusion would have an anti-dilutive effect due to our reported net loss. We had 16.4 million unit options, 4.5 million restricted Common Units, and 239.2 million CEP Units outstanding at June 30, 2022, and 13.1 million, 9.1 million and 222.2 million of unit options, restricted Common Units, and CEP Units outstanding, respectively, at June 30, 2021.

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands, except per unit data)	2022	2021	2022	2021
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Impact of if-converted securities	—	—	—	—
Net loss attributable to common unitholders – diluted	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Denominator:
Weighted-average common units outstanding– basic	332,209	329,043	331,195	328,062
Impact of if-converted securities	—	—	—	—
Effect of other dilutive securities	—	—	—	—
Weighted-average common units outstanding – diluted	332,209	329,043	331,195	328,062

Dilutive loss per common unit	$(0.04)	$(0.04)	$(0.07)	$(0.07)

Note 17. Earnings per Unit

The dilutive effect of CEP Units (see Note 6) is calculated by using the “if-converted” method. This assumes an add-back of dividends on the preferred units to net income attributable to unitholders as if the securities were converted to common units at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common units are included in the number of weighted-average units outstanding.

The dilutive effect of time-based option awards and RMUs is calculated using the treasury stock method, while MOIC vesting units are treated as contingently issuable. See Note 7.

We have excluded from the computation of diluted units the effect of unit options, restricted common units, and CEP Units because their inclusion would have an anti-dilutive effect due to our reported loss. We had 30.5 million unit options, 9.1 million restricted common units, and 239.2 million CEP Units outstanding at December 31, 2021, and 24.2 million, 13.6 million and 222.2 million of unit options, restricted common units, and CEP Units outstanding, respectively, at December 31, 2020.

	Year Ended	Year Ended
(Thousands, except per unit data)	December 31, 2021	December 31, 2020
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(46,155)	$(147,684)
PIK dividends on preferred units	—	—
Impact of if-converted securities	—	—
Net loss attributable to common unitholders – dilutive	$(46,155)	$(147,684)
Denominator:
Weighted-average common units outstanding – basic	328,557	325,983
Impact of if-converted securities	—	—
Effect of other dilutive securities	—	—
Weighted-average common units outstanding – dilutive	328,557	325,983

Dilutive loss per common unit	$(0.14)	$(0.45)